Current and Deferred Income Tax (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Balance at the beginning	$ (17,731,792)	$ (22,640,652)
(Charged) / Credited to the statement of income	4,662,860	4,885,795
Incorporation as result of business combination		23,065
Balance at the end	(13,068,932)	(17,731,792)
Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(19,801,186)	(23,532,178)
(Charged) / Credited to the statement of income	4,972,777	3,709,924
Incorporation as result of business combination		21,068
Balance at the end	(14,828,409)	(19,801,186)
Deferred income tax liabilities [Member] | Investment properties [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(19,292,807)	(22,858,425)
(Charged) / Credited to the statement of income	6,394,677	3,544,550
Incorporation as result of business combination		21,068
Balance at the end	(12,898,130)	(19,292,807)
Other [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(85,496)	(115,896)
(Charged) / Credited to the statement of income	29,871	30,400
Incorporation as result of business combination
Balance at the end	(55,625)	(85,496)
Trade and other payables [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(11,885)	(11,726)
(Charged) / Credited to the statement of income	7,241	(159)
Incorporation as result of business combination
Balance at the end	(4,644)	(11,885)
Investments [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(53,375)	(164,262)
(Charged) / Credited to the statement of income	(69,581)	110,887
Incorporation as result of business combination
Balance at the end	(122,956)	(53,375)
Trade and other receivables [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(357,623)	(381,869)
(Charged) / Credited to the statement of income	(255,855)	24,246
Incorporation as result of business combination
Balance at the end	(613,478)	(357,623)
Deferred income tax asset [Member]
Disclosure of financial assets [line items]
Balance at the beginning	2,069,394	891,526
(Charged) / Credited to the statement of income	(309,917)	1,175,871
Incorporation as result of business combination		1,997
Balance at the end	1,759,477	2,069,394
Deferred income tax asset [Member] | Other [Member]
Disclosure of financial assets [line items]
Balance at the beginning	1,327,719	(1,925)
(Charged) / Credited to the statement of income	(23,387)	1,327,647
Incorporation as result of business combination		1,997
Balance at the end	79,418	1,327,719
Deferred income tax asset [Member] | Trading properties [Member]
Disclosure of financial assets [line items]
Balance at the beginning	634,016	740,876
(Charged) / Credited to the statement of income	(4,854)	(106,860)
Incorporation as result of business combination
Balance at the end		634,016
Deferred income tax asset [Member] | Trade and other payables [Member]
Disclosure of financial assets [line items]
Balance at the beginning	102,805	131,548
(Charged) / Credited to the statement of income	(53,709)	(28,743)
Incorporation as result of business combination
Balance at the end	580,307	102,805
Deferred income tax asset [Member] | Tax loss carry-forwards [Member]
Disclosure of financial assets [line items]
Balance at the beginning	4,854	21,027
(Charged) / Credited to the statement of income	(239,117)	(16,173)
Incorporation as result of business combination
Balance at the end	$ 1,088,602	$ 4,854